SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the Securities and Exchange Commission.

Consolidation

Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, if any, and balances due to, due from, long-term investment subsidiary, and registered paid in capital have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for expected credit losses, useful lives and impairment for property and equipment, impairment for intangible asset and impairment for investment under equity method. Actual results could vary from the estimates and assumptions that were used.

Foreign currency translation and transaction and convenience translation

Foreign currency translation and transaction and convenience translation

The accompanying consolidated financial statements are presented in the Hong Kong dollar (“HKD”), which is the reporting currency of the Company. HKD is also the functional currency of the Company’s operating subsidiaries.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of loss and comprehensive loss as other comprehensive income (loss). Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of loss and comprehensive loss as other income (expense).

Translations of the consolidated balance sheets, consolidated statements of loss and comprehensive loss and consolidated statements of cash flows from HKD into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1 = HKD7.7833, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HKD amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025.

Fair value measurement

Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’ financial instruments, including cash and cash equivalents, cash segregated for regulatory purpose, loans to customers and related parties, receivables from customers, related parties, broker-dealers and clearing organizations, amount due from related parties, other current assets, payables to customers, related parties and clearing organizations, accruals and other current liabilities, accrued commission expense and amount due to a related party has determined that the carrying value approximates their fair values due to short maturities.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and deposit placed with banks, which are unrestricted as to withdrawal and use. The Company does not have any cash equivalents as of December 31, 2024 and 2025. The Company’s cash is held at well capitalized financial institutions, but they are not Federal Deposit Insurance Corporation (“FDIC”) insured. The Company maintains its cash in bank deposit accounts which at times may exceed insured limits. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to HKD800,000 per depositor per Scheme member, including both principal and interest since October 1, 2024. Out of the cash and cash equivalents balance of HKD4,768,673 and HKD4,447,721 as of December 31, 2025 and 2024, respectively, were covered under this Scheme.

Cash segregated for regulatory purpose

Cash segregated for regulatory purpose

Pursuant to the Securities and Futures (Client Money) Rule under the Hong Kong Securities and Futures Ordinance, the Company maintains cash in segregated bank accounts with banks for the exclusive benefit of customers. The Company has classified such cash in segregated bank accounts as cash segregated for regulatory purpose under the assets section in the consolidated balance sheets and recognized the corresponding accounts payable to the respective customers under the liabilities section.

Loans to customers

Loans to customers

Loans primarily include loans to customers under money lending business, margin loans and Initial Public Offering (“IPO”) loans extended to customers, collateralized by customers’ securities and are carried at the amount receivable net of an allowance for expected credit losses. For loans to customers for margin loans and IPO loans extended to customers, collateral is required to be maintained at specified minimum levels at all times. The Company monitors margin levels and requires customers to provide additional collateral, or reduce margin positions, to meet minimum collateral requirements if the fair value of the collateral changes. The Company applies the practical expedient based on collateral maintenance provisions under Accounting Standards Codification (ASC) 326, Financial Instruments – Credit Losses (“ASC 326”), in estimating an allowance for credit losses for loans. In accordance with the practical expedient, when the Company reasonably expects that borrowers (or counterparties, as applicable) will replenish the collateral as required, there is no expectation of credit losses when the collateral’s fair value is greater than the amortized cost of the financial asset. If the amortized cost exceeds the fair value of collateral, then credit losses are estimated only on the unsecured portion.

For loans to customers under normal course of business, in accordance with ASC 326, the Company measures its allowance for credit losses using an expected credit loss model that reflects the Company’s current estimate of expected credit losses inherent in the enterprise and the loans to customers balance. In determining the expected credit losses, the Company considers its historical loss experience, the aging of its loans balance, current economic and business conditions, and anticipated future economic events that may impact collectability. The Company reviews its allowance for credit losses periodically and as needed, amounts are written-off when determined to be uncollectible.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

An allowance for credit losses on unsecured or partially secured receivables from customers is estimated based on the aging of those receivables. Unsecured balances due to confirmed fraud are written off immediately. Margin loans with collateral deficiency would be considered delinquent if the unsecured loans are lower than the collateral value, taking into account the repayment history and trading frequency of the customers. Provision for expected credit losses on the delinquent margin loans and the accrued interest receivables are recorded in the consolidated statements of loss and other comprehensive loss at the end of each periodic review period. When the value of the collateral drops below a certain threshold, the Company requires the borrower to deposit additional funds or securities to maintain the required equity ratio within a time range determined by the Company case by case. The Company might agree with customers not to liquidate their collateral and not to call for their personal guarantees immediately upon negotiation of repayment plans on the outstanding margin loans. If the discussion fails or the customers fail to comply with the repayment plan, the collateral security will be liquidated to restore compliance with the collateral requirement, and the Company will receive the proceeds immediately. In the event that there are margin loans outstanding after the liquidation of all collateral securities, the Company pursues legal action to recover outstanding margin loans, followed by bankruptcy petitions for the customers by calling on letters of personal guarantee. Generally, guarantee by account executives as primary obligors of the payment of all amounts due to the Company by the investors is procured. Should any responsible account executives provide personal guarantees on the margin loan of the customer, the Company would proceed to take legal action against them. Collection efforts are considered to be ceased when the court announces the bankruptcy of customers and their account executives, if any. Then, the Company will charge off margin loan receivables upon the bankruptcy announcement of the customers or the responsible account executives, if any. The Company charges off receivables from allowance for credit losses after all collection efforts have ceased. If the receivables charged off exceed the provision for credit losses, the excess amounts are directly charged off in the consolidated statements of loss and other comprehensive loss. There are no receivables directly charged off in the consolidated statements of loss and other comprehensive loss in excess of the provision for credit losses during the years ended December 31, 2023, 2024 and 2025. Customers with margin loans have agreed to allow the Company to pledge collateralized securities in accordance with applicable regulations. The collateral is not reflected in the consolidated financial statements. As of December 31, 2024 and 2025, allowance for credit losses of approximately HKD9,517,000 and HKD6,033,000 was arisen from the assessment of credit losses for loans, respectively.

Receivables

Receivables

Receivables from customers mainly include (i) amounts due on brokerage transactions on a trade-date basis and (ii) asset management and advisory fee receivables from customers.

Receivables from broker-dealers represent the receivable on trades that are not withdrawn by the Company.

The receivables from customers and broker-dealers are viewed as past due or delinquent based on how recently payments have been received. The Company has contractual rights to receive cash on demand from customers and broker-dealers. The allowance for expected credit losses is estimated based upon the assessment of various factors including historical experience, delinquency of the receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect our customers’ ability to pay. An allowance is also made when there is objective evidence to reasonably estimate the amount of probable loss. The Company regularly reviews the adequacy and appropriateness of the allowance for expected credit loss. As of December 31, 2024 and 2025, allowance for credit losses of HKD24,000 and HKD24,000 was arisen from the assessment of credit losses for receivables from customers and broker-dealers, respectively.

Receivables from the clearing organization, Hong Kong Exchanges and Clearing Limited (“HKEx”) include those arising from unsettled trades on a trade-date basis. The proceeds receivable on trades that have yet to settle are usually settled within two days. The Company’s policy is to net the receivables from and payables to clearing organizations that meet the offsetting requirements prescribed in ASC Topic 210-20. As of December 31, 2024 and 2025, no receivables from clearing organizations are past due or delinquent as the receivables are normally being settled within two days after the trade execution. As of December 31, 2024 and 2025, allowance for credit losses of nil and nil was arisen from the assessment of credit losses for receivables from clearing organization.

Deferred IPO costs

Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation and SEC filing costs. As of December 31, 2024 and 2025, the accumulated deferred IPO costs were HKD5,302,000 and nil, respectively.

Refundable deposit

Refundable deposit

Refundable deposits mainly represented the rental deposits for the corporate office and deposits to clearing organizations. Deposits are classified as non-current as they are not expected to be refunded within 12 months after the reporting period. As a clearing member firm of HKEx, the Company is exposed to clearing member credit risk.

HKEx requires member firms to deposit cash to a clearing fund. If a clearing member defaults in its obligations to clearing organizations in an amount larger than its own margin and clearing fund deposits, the shortfall is absorbed pro rata from the deposits of the other clearing members. HKEx has the authority to assess their members for additional funds if the clearing fund is depleted. A large clearing member default could result in a substantial cost if the Company is required to pay such additional funds. The balances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2024 and 2025, management believes that the Company’s refundable deposits are not impaired.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets
Furniture and fixtures	3 years
Office equipment	3 years
Motor vehicles	3 years

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Expenditure for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas the expenditure for major renewals and betterment that substantially extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of loss and other comprehensive loss.

Intangible assets, net

Intangible assets, net

Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to be either finite or indefinite. The Company’s intangible assets consist of eligibility rights to trade on or through The Stock Exchange of Hong Kong Limited (the “SEHK”) and an intelligent financial management system. Management has determined that eligibility rights have indefinite useful lives and the intelligent financial management system have 5 years useful lives.

For the eligibility rights with indefinite useful lives, they are not amortized and tested for impairment annually either individually or at the cash-generating unit level. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

For the intelligent financial management system with finite useful lives, they are carried at costs less accumulated amortization and accumulated impairment losses, if any. Amortization for intangible assets with finite useful lives is provided on a straight-line basis over their estimated useful lives. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.

Equity Method Investment

Equity Method Investment

The Company accounts for investments in entities over which it has the ability to exercise significant influence, but does not hold a controlling financial interest, using the equity method of accounting. Significant influence is generally presumed to exist when the Company owns between 20% and 50% of the outstanding voting stock of the investee.

Under the equity method, the investment is initially recorded at cost and subsequently adjusted to recognize the Company’s share of the investee’s net income or loss and other comprehensive income or loss. Cash distributions received from the investee are recorded as a reduction in the carrying amount of the investment. The Company records its share of the results of these investees within “Other income/expense” in the Consolidated Statements of Operations.

The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. An impairment loss is recognized in earnings if the decline in value is determined to be other-than-temporary.

Goodwill

Goodwill

Goodwill are accounted for in accordance with ASC Topic 350, Intangibles—Goodwill and Other. Goodwill represents the excess of the fair value of the consideration transferred over the fair value of the identifiable net assets acquired and liabilities assumed in a business combination.

Goodwill is not amortized and is tested for impairment annually as of December 31, or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company has the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the Company elects to bypass the qualitative assessment, or if the qualitative assessment indicates it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a quantitative test is performed. An impairment charge is recognized for the amount by which the carrying amount of the reporting unit exceeds its fair value, not to exceed the total amount of goodwill allocated to that reporting unit.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized as of December 31, 2024 and 2025.

Payables to customers

Payables to customers

Payables to customers arise from the business of dealing with investment securities. Payables to customers represent payables to the Company’s customer in relation to the securities trading activities, which include the cash deposits received by the Company as requested by third party broker-dealers to place with them in order to proceed the trading orders requested by its customers due on pending trades and payable on demand, as well as the bank balances held on behalf of customers for any forthcoming trades to be requested by customers.

Revenue recognition

Revenue recognition

In May 2014, the FASB issued Topic 606, “Revenue from Contracts with Customers”. This topic clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. Simultaneously, this topic supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. The core principle of the guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company currently generates its revenue from the following main sources:

Securities brokerage commissions

The Company provides securities brokerage services, which include provision of trade execution and clearing services (collectively the “trade execution”), and custody services to individual customers or corporate customers (i.e., brokers). When a customer initiates a trade order through the Company, trade execution fees are recognized and accrued in individual equities on a trade-date basis, and are recognized at a point in time (trade date) when the performance obligation has been satisfied by the completion of executing of transaction services. Trade execution and clearing services are bundled into a single performance obligation as they are not separately identifiable. Trade execution and clearing services are both inputs to the combined output of security trading and the Company does not provide the two services separately. The Company acts as an agent as the Company merely arranges trading of securities between other investors in the market and the Company’s customers. The Company negotiates trade execution fee rates with customers on an individual basis and charges trade execution fees at a fixed percentage of trading amount. As a result, there is variable consideration in the transaction price as transaction fee rates generally vary among customers and transactions. The fee is directly charged from the customer’s account when the transactions are executed. The Company provides custody services but it does not charge separate fees for custody services for securities and funds. Custody services are a necessary function in order to facilitate trade for customers. Trade execution services are priced at their standalone selling prices, it would be accounted for as a separate contract and none of the trade execution fees would be allocated to the custody services.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Securities brokerage handling fee

Handling fee income earned from providing services including IPO subscription and dividend handling services to individual customers or corporate customers (i.e., brokers). IPO subscription fee is recognized at the time when the performance obligation has been satisfied by successfully submitting IPO subscription on behalf of customers. IPO subscription handling fee is fixed per order, regardless of successful allotment, and no variable consideration in the transaction price. No handling fee is charged by the Company to customers if there is no successful execution of the related IPO subscription transaction. Dividend handling fee income is recognized at the time when the performance obligation has been satisfied by receiving dividends on behalf of customers. The transaction price includes variable consideration and is charged at a fixed percentage of dividend collected. The dividend collected is credited to the customer’s account. The Company acts as an agent as the Company merely arranges trading of securities between other investors or securities issuers in the market and the Company’s customers. Handling fee income is directly charged from the customer’s account when the transactions are executed. The Company receives no fees from other investors in the market or securities issuers in the handling fee types of transactions.

Placing services

The placing service is distinct and is identified as one performance obligation. Placing commission income is recognized at a point in time when the performance obligation has been satisfied by the completion of provision of placing services under the respective engagement terms, which is typically at the closing of the transaction. The customer of the Company is the securities issuers. The placing commitment, as stated in the placing agreement with securities issuers, is that the Company is an agent to provide placing services by using its reasonable best efforts to procure potential subscribers to subscribe the funds raised by securities issuers. The Company is under no obligation to purchase the securities if the subscribers do not subscribe to any or all the securities. The Company is not primarily responsible for fulfilling the promise to provide the specified good or service to customers. The Company has no inventory risk before or after the specified good or service has been transferred to a customer. The Company has no discretion in setting prices to customers. The contractual payment terms are typically due no more than 30 days from invoicing.

Placing commission income is generally charged at fixed rate with reference to size of funds raised in the transaction, subject to determination of securities issuers and the transaction price includes variable consideration. The contractual payment terms are typically due no more than 30 days from invoicing. The Company does not receive or is not entitled to any compensation if the related placing transaction is not completed.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Asset management and advisory fee

Revenue from asset management and advisory services is primarily in connection with (i) services as an investment manager or an advisor from funds or investments; and (ii) fund subscription services to customers. The Company rendered management and advisory services to individual customers as a principal which are recorded over the period of service provided. Asset management and advisory service fee is charged by the Company to funds monthly and collected directly out of custodial accounts. The Company acts as a principal to provide investment and advisory services to individual customers and charges customers asset management and advisory fee at fixed amount or fixed percentage of asset value under management in accordance with the agreement. Performance bonus is recognized at a point in time when the investment portfolio of the customers meet certain level. There is variable consideration in the transaction price if the fee is charged at a fixed percentage of asset values. The fee is due and paid within the specified terms of payment.

Fund subscription fee charged to fund subscribers for subscription of funds is recognized at a point in time when participating share is successfully subscribed. The Company acts as an agent between funds and fund subscribers to provide fund subscription services and charges fund subscription fee at fixed rate with reference to size of subscription amount to fund subscriber through funds when the subscription of funds is completed, and typically due in no more than 30 days from invoicing. There is variable consideration in the transaction price if the fee is charged at fixed percentage of subscription amount.

Interest income from securities related services

The Company earns interest income primarily from its margin and IPO financing offered by the Company to customers. Revenue is recognized over the period that the margin loans and IPO financing are outstanding and the recoverability of the interest receivables is considered probable and reasonably assured. The Company offers margin loans to individual customers as a principal with its own funding. There is variable consideration in the transaction price as interest income is directly charged at a fixed percentage over the financing amount from the customer’s account monthly or when customers repay the principal amount of margin. The accrued margin loan interest has no definite repayment term provided that the customers satisfy the requirement on collateral securities. As soon as the collectability of the interest income becomes uncertain, the Company will cease to recognize any additional interest income.

Interest income from money lending business

The Company offers money lending services to corporations and individuals. Interest income is recognized monthly in accordance with their contractual terms and recorded as interest income. Interest income is recognized as it accrued using the effective interest method.

There were no contract assets or contract liabilities balances as of December 31, 2024 and 2025.

Other income	Other income Interest income is mainly generated from savings and time deposits and is recognized on an accrual basis using the effective interest method.
Government grants

Government grants

Government grants are not recognized until there is a reasonable assurance that the Company will comply with the conditions attached to them and the grants will be received.

Government grants are recognized in profit or loss on a systematic basis over the periods in which the Company recognizes as expenses the related costs for which the grants are intended to compensate.

Government grants related to income that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs are recognized in profit or loss in the period in which they become receivable. Such grants are presented under other income.

As of December 31, 2024 and 2025, there is HKD677,000 and HKD677,000 deferred government subsidies recorded in other current liabilities as amount received in advance with conditions to be fulfilled. During the years ended December 31, 2023, 2024 and 2025, the Company recognized government grants of approximately nil, HKD103,000 and nil, respectively, in other income as no conditions unfulfilled.

Advertising and marketing expenses	Advertising and marketing expenses Advertising and marketing expenses mainly consist of advertising, promotion and marketing expenses.
Commission expenses

Commission expenses

Commission expenses represent the expense accrued for the performance-based incentive and successful introduction of investors to investment funds by external agents and internal staff.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

General and administrative expenses

General and administrative expenses

General and administrative expenses mainly consist of staff cost, lease expense, office supplies and upkeep expenses, legal and professional fees, and other miscellaneous administrative expenses.

Operating leases

Operating leases

The Company is a lessee of non-cancellable operating leases for office. The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease’s commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancellable lease term in calculating the right-of-use (“ROU”) assets and liabilities.

The Company may recognize the lease payments in the consolidated statements of loss and other comprehensive loss on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended December 31, 2023, 2024 and 2025, the Company did not have any impairment loss against its operating lease right-of-use assets.

Employee benefits

Employee benefits

All salaried employees of the Company in Hong Kong are enrolled in a Mandatory Provident Fund Scheme (“MPF scheme”) scheme under the Hong Kong Mandatory Provident Fund Schemes Ordinance, within two months of employment. The MPF scheme is a defined contribution retirement plan administered by an independent trustee. The Company makes regular contributions of 5% of the employee’s relevant income to the MPF scheme, subject to a maximum of HKD1,500 per month. Contributions to the plan vest immediately. The Company recorded MPF expenses of HKD180,000, HKD169,000 and HKD166,000 for the years ended December 31, 2023, 2024 and 2025, respectively.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes”, prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of loss and other comprehensive loss for the years ended December 31, 2023, 2024 and 2025, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2024 and 2025, there were no dilutive shares.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

Recently adopted accounting standards

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. Entities are required to disclose income/(loss) from continuing operations before income tax expense/(benefit) disaggregated between domestic and foreign, as well as income tax expense/(benefit) from continuing operations disaggregated by federal, state and foreign. The Company has adopted this accounting standard as of January 1, 2025, which impacts annual disclosures only and does not impact results of operations, financial position, or cash flow, and the related disclosures are included in Note 14, Income Taxes in the Notes to the consolidated financial statements.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements — Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this ASU did not have any material impact on the Company’s consolidated financial statements and disclosure.

New accounting standards not yet adopted

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the year ending December 15, 2026. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments in ASU 2025-05 provide entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers (“ASC 606”) by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for the Company for its annual reporting periods beginning July 1, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact ASU 2025-05 will have on its future consolidated financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The ASU simplifies the capitalization guidance by removing all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout ASC 350-40. The ASU is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years. Adoption of this ASU can be applied prospectively for reporting periods after its effective date; or follow a modified transition approach that is based on the status of the respective projects and whether software costs were capitalized before the date of adoption; or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is permitted. The Company is currently evaluating the adoption of this guidance whether or not a material impact on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update establishes the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-10.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The ASU clarifies interim disclosure requirements and the applicability of Topic 270. The objective of the amendments is to provide further clarity about the current interim disclosure requirements. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Adoption of this ASU can be applied either a prospective or a retrospective approach. Early adoption is permitted. The Company is currently evaluating the adoption of this guidance whether or not a material impact on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements. The ASU addresses thirty-three items, representing the changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. Generally, the amendments in this Update are not intended to result in significant changes for most entities. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2026. The adoption method of this ASU may vary, on an issue-by-issue basis. Early adoption is permitted. The Company is currently evaluating the adoption of this guidance whether or not a material impact on the Company’s consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated balance sheets, statements of loss and comprehensive loss and cash flows.